Organization and Description of Business (Details)	Jul. 24, 2025 USD ($)	Jul. 24, 2025 HKD ($)	Oct. 04, 2024 $ / shares shares	Apr. 12, 2023 USD ($)	Sep. 30, 2025 $ / shares shares	Jun. 24, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Feb. 09, 2023	Sep. 29, 2016 USD ($)	Sep. 29, 2016 HKD ($)	Apr. 22, 2015 USD ($)	Apr. 22, 2015 HKD ($)
Organization and Description of Business [Line Items]
Net assets deficits (in Dollars) | $				$ 5,200
Shares authorized (in Shares)						1,000,000,000
Board of Directors Chairman [Member]
Organization and Description of Business [Line Items]
Shares authorized (in Shares)			10,000,000
Ms. Junli Yang [Member]
Organization and Description of Business [Line Items]
Equity interest percentage	71.50%	71.50%
Ms. Yung Yung Lo, [Member]
Organization and Description of Business [Line Items]
Equity interest percentage	8.30%	8.30%
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Organization and Description of Business [Line Items]
Cash consideration	$ 64,100	$ 500,000		700,000
ZYSL [Member]
Organization and Description of Business [Line Items]
Registered capital											$ 5,300,000	$ 41,400,000
ZYCL [Member]
Organization and Description of Business [Line Items]
Registered capital									$ 600,000	$ 5,000,000
Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares					$ 0.001		$ 0.001
Shares authorized (in Shares)					900,000,000		900,000,000
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Organization and Description of Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares			$ 0.001
Vote per share			one
Class B Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares					$ 0.001		$ 0.001
Shares authorized (in Shares)					100,000,000		100,000,000
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Organization and Description of Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares			$ 0.001
Vote per share			fifty
Unissued ordinary share (in Shares)			10,000,000
Unissued Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares						$ 0.001
Shares authorized (in Shares)						90,000,000
Unissued ordinary share (in Shares)						90,000,000
Unissued Class B Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares						$ 0.001
Shares authorized (in Shares)						90,000,000
Unissued ordinary share (in Shares)						90,000,000
Minimum [Member]
Organization and Description of Business [Line Items]
Reduction of additional paid-in capital (in Dollars) | $				$ 705,200
Minimum [Member] | Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares authorized (in Shares)						900,000,000
Minimum [Member] | Class B Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares authorized (in Shares)						10,000,000
Maximum [Member] | Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares authorized (in Shares)						990,000,000
Maximum [Member] | Class B Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares authorized (in Shares)						100,000,000
ZYIL [Member]
Organization and Description of Business [Line Items]
Ownership percentage								100.00%
ZYAL [Member]
Organization and Description of Business [Line Items]
Ownership percentage				100.00%
ZYNL [Member]
Organization and Description of Business [Line Items]
Ownership percentage	100.00%	100.00%
Ms. Yang Junli [Member]
Organization and Description of Business [Line Items]
Ownership percentage					55.50%
Ms. Ji An [Member]
Organization and Description of Business [Line Items]
Ownership percentage					20.20%
Mr. Chen Tseng Yuan [Member]
Organization and Description of Business [Line Items]
Ownership percentage					10.00%
Ms. Lo Yung Yung [Member]
Organization and Description of Business [Line Items]
Ownership percentage					8.30%
Ms. Chen Hong [Member]
Organization and Description of Business [Line Items]
Ownership percentage					4.00%
Mr. Li Jian [Member]
Organization and Description of Business [Line Items]
Ownership percentage					2.00%